Derivative Instruments	3 Months Ended
Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

Our functional currency is the U.S. dollar. As is customary in the oil and gas industry, a majority of our revenues are denominated in U.S. dollars; however, a portion of the revenues earned and expenses incurred by certain of our subsidiaries are denominated in currencies other than the U.S. dollar ("foreign currencies"). These transactions are remeasured in U.S. dollars based on a combination of both current and historical exchange rates. We use foreign currency forward contracts to reduce our exposure to various market risks, primarily foreign currency exchange rate risk.

All derivatives were recorded on our condensed consolidated balance sheets at fair value. Derivatives subject to legally enforceable master netting agreements were not offset in our condensed consolidated balance sheets. Accounting for the gains and losses resulting from changes in the fair value of derivatives depends on the use of the derivative and whether it qualifies for hedge accounting.  Net assets of $8.8 million and $1.8 million associated with our foreign currency forward contracts were included on our condensed consolidated balance sheets as of March 31, 2014 and December 31, 2013, respectively.  All of our derivatives mature during the next 18 months.  See "Note 2 - Fair Value Measurements" for additional information on the fair value measurement of our derivatives.

Derivatives recorded at fair value on our condensed consolidated balance sheets consisted of the following (in millions):

	Derivative Assets		Derivative Liabilities
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	$11.0	$9.1	$3.0	$9.8
Foreign currency forward contracts - non-current(2)	1.0	1.2	.1	.6
	12.0	10.3	3.1	10.4
Derivatives Not Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	1.2	2.5	1.3	.6
	1.2	2.5	1.3	.6
Total	$13.2	$12.8	$4.4	$11.0

(1)
Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet date were included in other current assets and accrued liabilities and other, respectively, on our condensed consolidated balance sheets.

(2)
Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet date were included in other assets, net, and other liabilities, respectively, on our condensed consolidated balance sheets.

We utilize cash flow hedges to hedge forecasted foreign currency denominated transactions, primarily to reduce our exposure to foreign currency exchange rate risk associated with contract drilling expenses and capital expenditures denominated in various currencies. As of March 31, 2014, we had cash flow hedges outstanding to exchange an aggregate $392.2 million for various foreign currencies, including $188.3 million for British pounds, $118.1 million for Brazilian reais, $34.8 million for Singapore dollars, $22.6 million for euros, $19.4 million for Australian dollars and $9.0 million for other currencies.

Gains and losses, net of tax, on derivatives designated as cash flow hedges included in our condensed consolidated statements of income and comprehensive income for the quarters ended March 31, 2014 and 2013 were as follows (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)		(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)(1)		Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)(2)
	2014	2013	2014	2013	2014	2013
Interest rate lock contracts(3)	$—	$—	$(.1)	$(.1)	$—	$—
Foreign currency forward contracts(4)	4.9	(4.0)	(.4)	1.1	.7	.2
Total	$4.9	$(4.0)	$(.5)	$1.0	$.7	$.2

(1)
Changes in the fair value of cash flow hedges are recorded in AOCI.  Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transaction.

(2)	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other, net, in our condensed consolidated statements of income.

(3)	Losses on interest rate lock derivatives reclassified from AOCI into income (effective portion) were included in interest expense, net, in our condensed consolidated statements of income.

(4)
During the quarter ended March 31, 2014, $600,000 of losses were reclassified from AOCI into contract drilling expense and $200,000 of gains were reclassified from AOCI into depreciation expense in our condensed consolidated statement of income. During the quarter ended March 31, 2013, $900,000 of gains were reclassified from AOCI into contract drilling expense and $200,000 of gains were reclassified from AOCI into depreciation expense in our condensed consolidated statement of income.

We have net assets and liabilities denominated in numerous foreign currencies and use various methods to manage our exposure to foreign currency exchange rate risk. We predominantly structure our drilling contracts in U.S. dollars, which significantly reduces the portion of our cash flows and assets denominated in foreign currencies. We occasionally enter into derivatives that hedge the fair value of recognized foreign currency denominated assets or liabilities but do not designate such derivatives as hedging instruments. In these situations, a natural hedging relationship generally exists whereby changes in the fair value of the derivatives offset changes in the fair value of the underlying hedged items. As of March 31, 2014, we held derivatives not designated as hedging instruments to exchange an aggregate $223.0 million for various foreign currencies, including $109.7 million for euros, $30.6 million for British pounds, $25.7 million for Swiss francs, $19.1 million for Indonesian rupiah, $15.2 million for Australian dollars and $22.7 million for other currencies.

Net losses of $600,000 and $4.4 million associated with our derivatives not designated as hedging instruments were included in other, net in our condensed consolidated statements of income for the quarters ended March 31, 2014 and 2013, respectively.

As of March 31, 2014, the estimated amount of net gains associated with derivative instruments, net of tax, that would be reclassified into earnings during the next twelve months totaled $4.3 million.